UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                         Washington, D.C.  20549

                                 FORM 13F

                         FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:    March 31, 2008

Check here if Amendment: ___; Amendment Number:   ___
  This Amendment (Check only one.)  ___ is a restatement.
                                    ___  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Stadium Capital Management, LLC
Address:  19785 Village Office Court, Suite 101
          Bend, OR  97702

Form 13F File Number:    028-10135

The institutional investment manager filing this report and the person by whom it is signed hereby represent that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this Form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Bradley R. Kent
Title:    Managing Director
Phone:    541-322-0600

Signature, Place and Date of Signing:
Bradley R. Kent               Bend, OR       May 13, 2008
     [Signature]         [City, State]            [Date]

Report Type (Check only one.):
XX 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

___ 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

___ 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)
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                         Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:           -0-

Form 13F Information Table Entry Total:      31

Form 13F Information Table Value Total:      $502,274 (X 1000)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE
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

                                                                   <C
                                                                   >
NAME OF ISSUER             TITLE    CUSIP      VALUE     SHARES         INV.  OTHE  VOTING AUTH
                           OF                  X1000                    DISC. R
                           CLASS                                              MGR
                                                                                    SOLE      SHR  NON
                                                                                                   E

CASH STORE FINANCIAL       COMMON   14756F103      9,501   1819100  N   SOLE         1819100   0    0
COREL CORP                 COMMON   21869X103      3,106    284961  N   SOLE          284961   0    0
INDIGO BOOKS & MUSIC INC   COMMON   45567S108      1,186     96400  N   SOLE           96400   0    0
ACCURIDE CORP              COMMON   004398103     32,964   4029857  N   SOLE         4029857   0    0
ACXIOM CORP                COMMON   005125109     18,431   1552725  N   SOLE         1552725   0    0
AMERICAN WOODMARK CORP     COMMON   030506109     40,665   1977852  N   SOLE         1977852   0    0
ATLANTIS GROUP INC CL A    COMMON   049156102        123    823241  N   SOLE          823241   0    0
BALDWIN TECHNOLOGY CO CL   COMMON   058264102        661    257385  N   SOLE          257385   0    0
A
BIG 5 SPORTING GOODS CORP  COMMON   08915P101     28,129   3207435  N   SOLE         3207435   0    0
BLUELINX HOLDINGS INC      COMMON   09624H109     14,797   2907057  N   SOLE         2907057   0    0
BRANDPARTNERS GROUP INC    COMMON   10531R107        168   3995655  N   SOLE         3995655   0    0
BUILDERS FIRSTSOURCE INC   COMMON   12008R107     40,282   5548434  N   SOLE         5548434   0    0
CARMIKE CINEMAS INC        COMMON   143436400     11,404   1109300  N   SOLE         1109300   0    0
CASCADE BANCORP            COMMON   147154108      6,067    634615  N   SOLE          634615   0    0
CHARMING SHOPPES INC       COMMON   161133103     21,218   4392966  N   SOLE         4392966   0    0
COMMERCIAL VEHICLE GROUP   COMMON   202608105     14,048   1417589  N   SOLE         1417589   0    0
INC
CPI INTL INC               COMMON   12618M100      9,036    910919  N   SOLE          910919   0    0
DOLLAR TREE STORES INC     COMMON   256746108     16,125    584446  N   SOLE          584446   0    0
DRESS BARN INC             COMMON   261570105     72,876   5631855  N   SOLE         5631855   0    0
FAIR ISAAC & CO INC        COMMON   303250104      5,562    258459  N   SOLE          258459   0    0
FTD GROUP INC              COMMON   30267U108     11,233    837068  N   SOLE          837068   0    0
HILB ROGAL & HAMILTON CO   COMMON   431294107     12,056    383106  N   SOLE          383106   0    0
MAIDENFORM BRANDS INC      COMMON   560305104     15,517    953721  N   SOLE          953721   0    0
MENS WEARHOUSE INC         COMMON   587118100      5,815    249905  N   SOLE          249905   0    0
MOTHERS WORK INC           COMMON   619903107     13,053    777452  N   SOLE          777452   0    0
NESS TECHNOLOGIES INC      COMMON   64104X108      9,714   1023555  N   SOLE         1023555   0    0
PANTRY INC DEL             COMMON   698657103     22,417   1063430  N   SOLE         1063430   0    0
REGIS CORPORATION          COMMON   758932107     26,286    956186  N   SOLE          956186   0    0
RURAL METRO CORP           COMMON   781748108      6,556   2813652  N   SOLE         2813652   0    0
TFS FINANCIAL CORP         COMMON   87240R107      3,771    313472  N   SOLE          313472   0    0
WEBSENSE INC               COMMON   947684106     29,507   1573680  N   SOLE         1573680   0    0



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